Provision for Income Taxes (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current deferred income tax assets:
Accrued officers salaries	$ 8,000	$ 48,000
Other	11,000	8,000
Less valuation allowance	(19,000)	(56,000)
Net current deferred tax assets
Non-current deferred income tax assets and liabilities:
Net operating loss carryforwards	1,398,000	628,000
Stock based compensation	20,000
Other	7,000
Accumulated depreciation of Property and equipment	(201,000)	(54,000)
Less valuation allowance	(1,224,000)	(574,000)
Net non-current deferred tax assets